Taxes (Details 1)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing Operations [Member]
Effective Income Tax Rate Reconciliation [Line Items]
China statutory income tax rate	25.00%
Preferential tax rate reduction	(19.30%)
200% deduction on research and development expenses	(1.00%)
Change in valuation allowance	(4.00%)
Permanent difference	(12.60%)
Others	6.10%
Effective tax rate	(5.80%)
Discontinued Operations [Member]
Effective Income Tax Rate Reconciliation [Line Items]
China statutory income tax rate		25.00%	25.00%
Preferential tax rate reduction		(9.60%)	(8.40%)
200% deduction on research and development expenses
Tax rate difference outside of PRC			(3.40%)
Change in valuation allowance		(15.30%)	(12.60%)
Permanent difference		(0.10%)	(0.10%)
Effective tax rate			0.50%